Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 728,328	$ 603,233
Deposits	13,344	13,344
Prepaid expenses	83,384	478,804
Total current assets	825,056	1,095,381
Other assets
Mineral properties	1,430,700	1,200,700
Deferred financing fees	943,786	1,270,684
Total other assets	2,374,486	2,471,384
Total assets	3,199,542	3,566,765
Current liabilities
Accounts payable	65,729	84,915
Other liabilities	8,546	8,462
Total current liabilities	74,275	93,377
Warrant liability	508,315	1,447,905
Note payable	1,723,973	428,148
Total liabilities	2,306,563	1,969,430
Stockholders' equity (deficit)
Common stock, 200,000,000 shares authorized, $ .0001 par value; 37,766,385 shares and 29,897,846 shares issued and outstanding as of 12/31/12 and 12/31/11, respectively; Common stock, 200,000,000 shares authorized, $ .0001 par value; 42,458,945 shares and 37,766,385 shares issued and outstanding as of 6/30/13 and 12/31/12, respectively	4,246	3,777
Additional paid in capital	5,978,834	5,231,233
Deficit accumulated during the exploration stage	(5,090,370)	(3,638,175)
Total stockholders' equity	892,979	1,597,335
Total liabilities and stockholders' equity	3,199,542	3,566,765
Series B Preferred Stock
Stockholders' equity (deficit)
Preferred stock, 50,000,000 shares authorized, $.0001 par value, Series A 687,500 and 3,000,000 issued and outstanding as of 6/30/13 and 12/31/12, respectively, Series B 2,004,600 issued and outstanding as of 6/30/13 and 12/31/12	200	200
Series A Preferred Stock
Stockholders' equity (deficit)
Preferred stock, 50,000,000 shares authorized, $.0001 par value, Series A 687,500 and 3,000,000 issued and outstanding as of 6/30/13 and 12/31/12, respectively, Series B 2,004,600 issued and outstanding as of 6/30/13 and 12/31/12	$ 69	$ 300